RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014 Hamilton	Aug. 12, 2014 Hamilton	Dec. 31, 2013 Related Party [Member]	Dec. 31, 2013 AES [Member]	Dec. 31, 2012 AES [Member]	Dec. 31, 2013 AquaTex [Member]	Mar. 31, 2014 Board Member [Member]	Sep. 30, 2014 Board Member [Member]	Dec. 31, 2013 Board Member [Member]	Dec. 31, 2012 Board Member [Member]
Related Party Transaction [Line Items]
Promissory note	$ 714,708	$ 1,131,884	$ 1,386,867			$ 50,000	$ 1,300,000		$ 245,000
Working capital adjustment on related party note issued		(10,708)							(10,708)
Interest rate						10.00%	5.00%		5.00%
Due date						Feb. 23, 2014	Nov. 01, 2015		Nov. 01, 2016
Number of installment payments							12		12
Shares issued in business acquisition								6,500,000
Advances received			100,000							75,000		63,000	140,000
Repayments of advance	288,427	502,408									50,000	20,000	25,000
Advances payable												158,000
Amount of transaction												4,200
Working capital adjustment					2,521,628			225,248	(21,853)
Accounts payable and other liabilities, related party	2,704,628	158,000	340,248								183,000
Amount of working capital adjustment incurred in connection with the acquisition				$ 2,521,628